CASH (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Bank balances and cash	$ 8,046,950	$ 2,959,219	$ 4,407,246	$ 2,431,893